Financial risk management and financial instruments - Liquidity risk (Details) $ in Billions	12 Months Ended
	Jun. 30, 2023 USD ($) Options	Jun. 30, 2022
Financial risk management and financial instruments
Net debt to EBITDA	1.2	0.8
Threshold of net debt to EBITDA	3	3
New RCF and term loan
Financial risk management and financial instruments
Contract amount | $	$ 3
Maturity term	5 years
Number of extension options available | Options	2
Term of each extension options available	1 year